Intangible Assets	12 Months Ended
Mar. 31, 2020
Intangible assets [Abstract]
Intangible Assets	Intangible Assets

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2019	¥160,237	¥5,862,950	¥22,333	¥6,045,520
Additions	28,274	77,016	44	105,334
Disposals and other decreases	(20,078)	(5,179)	(10,573)	(35,830)
Reclassification to assets held for sale (Note 19)	(83)	(179,788)	—	(179,871)
Foreign currency translation differences	(3,430)	(151,746)	(38)	(155,214)
As of March 31, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939
Additions	32,930	84,034	—	116,964
Disposals and other decreases	(10,659)	(106)	(1)	(10,766)
Reclassification to assets held for sale (Note 19)	(806)	(85,913)	—	(86,719)
Deconsolidation	(4)	—	—	(4)
Foreign currency translation differences	12,484	104,767	(179)	117,072
As of March 31, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486

Accumulated amortization and accumulated impairment losses
As of April 1, 2019	¥(62,943)	¥(1,220,429)	¥(10,979)	¥(1,294,351)
Amortization	(32,771)	(412,074)	(29)	(444,874)
Impairment losses	(4,731)	(43,346)	—	(48,077)
Disposals and other decreases	19,784	3,029	10,573	33,386
Reclassification to assets held for sale (Note 19)	—	96,608	—	96,608
Foreign currency translation differences	2,101	46,629	—	48,730
As of March 31, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)
Amortization	(28,346)	(405,268)	—	(433,614)
Impairment losses	(39)	(16,596)	—	(16,635)
Disposals and other decreases	8,354	—	—	8,354
Reclassification to assets held for sale (Note 19)	531	39,260	—	39,791
Deconsolidation	(20)	—	—	(20)
Foreign currency translation differences	(5,314)	8,636	—	3,322
As of March 31, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)

Carrying amount
As of April 1, 2019	¥97,294	¥4,642,521	¥11,354	¥4,751,169
As of March 31, 2020	86,360	4,073,670	11,331	4,171,361
As of March 31, 2021	95,471	3,802,484	11,151	3,909,106
There were no material internally generated intangible assets recorded in the consolidated statements of financial position.
The intangible assets associated with products are comprised of the following:

	JPY (millions)
	Marketed products	In-process R&D	Carrying amount
As of April 1, 2019	¥4,135,520	¥507,001	¥4,642,521
As of March 31, 2020	3,602,384	471,286	4,073,670
As of March 31, 2021	3,427,527	374,957	3,802,484
Marketed products mainly represent license rights associated with commercialized products. In-process R&D mainly represents products in development and license rights obtained in connection with Takeda’s in-licensing and collaboration agreements. These agreements relate to the right to sell products that are being developed (Note 13).
The table below provides information about significant intangible assets.

		JPY (millions) Carrying amount		Remaining amortization period
		As of March 31		As of March 31
		2020	2021	2021
immunoglobulin	Marketed products	¥788,628	¥753,203	14 years
TAKHZYRO	Marketed products	567,589	536,445	13 years
VYVANSE	Marketed products	517,695	441,577	5 years
ADVATE & ADYNOVATE	Marketed products	313,509	293,697	9 years
ALUNBRIG	In-process R&D	160,580	—	—
	Marketed products	76,688	220,969	10 years
Impairment
Takeda’s impairment assessment for intangible assets requires a number of significant judgments to be made by management to estimate the recoverable amount, including the estimated pricing and costs, likelihood of regulatory approval, and the estimated market and Takeda’s share of the market. The most significant assumption for intangible assets associated with marketed products is the product market share of the therapeutic area and estimated pricing, whereas the most significant assumption with pre-marketed products and in-process R&D is the probability of regulatory approval. A change in these assumptions may have a significant impact on the amount, if any, of an impairment charge recorded during a period. For example, negative results from a clinical trial may change the assumption and result in an impairment. Products in development may be fully impaired when a trial is unsuccessful and there is no alternative use for the development asset.
Takeda recorded impairment losses of 8,698 million JPY, 48,077 million JPY, and 16,635 million JPY during the years ended March 31, 2019, 2020, and 2021, respectively. These losses are primarily recognized in amortization and impairment losses on intangible assets associated with products in the consolidated statements of profit or loss.
During the year ended March 31, 2019, Takeda recorded impairment losses of 8,698 million JPY. The recoverable amount of the combined impaired assets amounted to 29,667 million JPY. The impairment losses primarily resulted from the decision to terminate a collaboration agreement on development of oncology products.
During the year ended March 31, 2020, Takeda recorded impairment losses of 48,077 million JPY. The recoverable amount of the combined impaired assets amounted to 11,815 million JPY. The impairment losses primarily resulted from a decision to terminate development of a rare diseases product and an increase in estimated future development costs due to a change in study design related to a rare diseases product.
During the year ended March 31, 2021, Takeda recorded impairment losses of 16,635 million JPY. The recoverable amount of the combined impaired assets amounted to 18,255 million JPY. The impairment losses include the loss which resulted from the decision to terminate Takeda’s interest in development of an oncology product.
Impairment losses were calculated by deducting the recoverable amount from the carrying amount. The significant assumptions used to calculate the recoverable amount (value in use) are as follows:

Discount rate (Post-tax)
March 31, 2019	11.0%
March 31, 2020	7.0% - 8.0%
March 31, 2021	7.0%
As of March 31, 2019, and 2020, a part of the recoverable amount was measured at fair value less costs of disposal (the amount that was expected to be received by selling the assets). This fair value is classified as Level 3 in the fair value hierarchy.